Costs of sales (Tables)	6 Months Ended
Jun. 30, 2019
Costs of sales
Schedule of Costs of sales

	For the three months ended		For the six months ended
	June 30,		June 30,
	2019	2018	2019	2018
Costs of stream sales	$25.0	$25.7	$55.4	$52.7
Costs of prepaid ounces	—	1.8	—	3.7
Mineral production taxes	0.6	0.8	1.2	1.1
Energy operating costs	1.8	1.5	3.2	2.5
	$27.4	$29.8	$59.8	$60.0